UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:
  George L. Payne, Jr.  Charlottesville, VA  22903  July 26, 2004
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total:  129590


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105	269    2990  SH	      SOLE       NONE	  0    0        2990
Abbott Labs              COM            002824100      2637   64689  SH       SOLE       NONE     0    0       64689
American Int'l Group     COM            026874107      6498   91158  SH       SOLE       NONE     0    0       91158
American Std Inc Del	 COM		029712106	506   12551  SH	      SOLE	 NONE	  0    0       12551
Amgen Inc                COM            031162100       946   17329  SH       SOLE       NONE     0    0       17329
Anheuser Busch           COM            035229103      4188   77559  SH       SOLE       NONE     0    0       77559
Applied Materials Inc    COM            038222105      1834   93469  SH       SOLE       NONE     0    0       93469
Automatic Data Processi  COM            053015103      2770   66134  SH       SOLE       NONE     0    0       66134
Berkshire Hathaway       Class B        084670207      5278    1786  SH       SOLE       NONE     0    0        1786
Bristol Myers Squibb Co  COM            110122108      1524   62192  SH       SOLE       NONE     0    0       62192
Chevrontexaco Corp       COM            166764100      1989   21134  SH       SOLE       NONE     0    0       21134
Cisco Systems, Inc.	 COM		17275R102	408   17219  SH	      SOLE	 NONE	  0    0       17219
Citigroup                COM            172967101      6737  144873  SH       SOLE       NONE     0    0      144873
Corning Inc              COM            219350105      1212   92821  SH       SOLE       NONE     0    0       92821
Eli Lilly                COM            532457108       819   11720  SH       SOLE       NONE     0    0       11720
Exxon Mobil              COM            30231G102      1733   39026  SH       SOLE       NONE     0    0       39026
Fannie Mae               COM            313586109      6270   87859  SH       SOLE       NONE     0    0       87859
FEDEX Corp               COM            31428X106      1330   16280  SH       SOLE       NONE     0    0       16280
Fifth Third Bancorp      COM            316773100       853   15866  SH       SOLE       NONE     0    0       15866
First Data Corp          COM            319963104      6542  146935  SH       SOLE       NONE     0    0      146935
Freddie Mac              COM            313400301      1716   27116  SH       SOLE       NONE     0    0       27116
Gannett Company          COM            364730101      2579   30396  SH       SOLE       NONE     0    0       30396
General Electric         COM            369604103      6830  210812  SH       SOLE       NONE     0    0      210812
Hershey Foods Corp.	 COM		427866108	662   14313  SH	      SOLE	 NONE	  0    0       14313
IBM                      COM            459200101      5925   67220  SH       SOLE       NONE     0    0       67220
Intel                    COM            458140100      4898  177457  SH       SOLE       NONE     0    0      177457
J.P. Morgan Chase & Co.  COM            46625H100      3816   98418  SH       SOLE       NONE     0    0       98418
Jefferson Pilot          COM            475070108      2244   44171  SH       SOLE       NONE     0    0       44171
Johnson & Johnson        COM            478160104      4579   82206  SH       SOLE       NONE     0    0       82206
Johnson Controls         COM            478366107      2953   55329  SH       SOLE       NONE     0    0       55329
Medco Hlth Solutions	 COM		58405U102	335    8920  SH	      SOLE	 NONE	  0    0	8920
Merck & Co Inc           COM            589331107      1928   40586  SH       SOLE       NONE     0    0       40586
MGIC Investment Corp     COM            552848103      2300   30313  SH       SOLE       NONE     0    0       30313
Microsoft Corp           COM            594918104      4556  159513  SH       SOLE       NONE     0    0      159513
Oracle Corp              COM            68389X105      2359  197772  SH       SOLE       NONE     0    0      197772
Pepsico Inc              COM            713448108      1132   21008  SH       SOLE       NONE     0    0       21008
Pfizer Inc.              COM            717081103      3692  107700  SH       SOLE       NONE     0    0      107700
Pitney Bowes Inc         COM            724479100       307    6931  SH       SOLE       NONE     0    0        6931
Proctor & Gamble         COM            742718109      5065   93040  SH       SOLE       NONE     0    0       93040
Smucker J M Company New  COM NEW        832696405       628   13675  SH       SOLE       NONE     0    0       13675
Sysco Corp		 COM		871829107	388   10805  SH	      SOLE	 NONE	  0    0       10805
The St Paul Companies I  COM            792860108       611   15069  SH       SOLE       NONE     0    0       15069
United Parcel Service    Class B        911312106      1305   17359  SH       SOLE       NONE     0    0       17359
Varian Medical Systems   COM            92220P105      2971   37438  SH       SOLE       NONE     0    0       37438
Wal-Mart                 COM            931142103      2009   38087  SH       SOLE       NONE     0    0       38087
Washington Mutual        COM            939322103      3416   88407  SH       SOLE       NONE     0    0       88407
Wells Fargo              COM            949746101      2531   44226  SH       SOLE       NONE     0    0       44226
Wrigley Wm Jr Co         COM            982526105      1304   20675  SH       SOLE       NONE     0    0       20675
Wyeth                    COM            983024100      1358   37551  SH       SOLE       NONE     0    0       37551
Zimmer Holdings Inc      COM            98956P102       853    9671  SH       SOLE       NONE     0    0        9671
